TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Schedule of Trade and Other Payables

(in thousands of $)	December 31, 2025	December 31, 2024
Trade payables	10,613	5,985
Accrued voyage expenses	64,974	51,799
Accrued ship operating expenses	30,431	14,296
Accrued administrative expenses	8,544	8,126
Deferred charter revenue	2,631	2,631
Other	25,929	15,975
Total current trade and other payables	143,122	98,812

Other	818	452
Total other non-current payables	818	452